Revenue	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Revenue
19	Revenue

i)	Revenue streams

	2021	2020	2019
(in $ millions)	$	$	$
Deliveries	148	5	(638)
Mobility	456	438	9
Financial services	27	(10)	(229)
Enterprise and new initiatives	44	36	13

	675	469	(845)

Mobility revenue includes rental income from motor vehicles of $103 million (2020: $95 million; 2019: $140 million), refer to Note 24.

ii)	Geographic information

	2021	2020	2019
(in $ millions)	$	$	$
Singapore	283	246	(30)
Malaysia	108	91	92
Philippines	81	51	39
Thailand	76	57	(19)
Rest of Southeast Asia	127	24	(927)

	675	469	(845)

iii)	Major customers
Considering our service offerings to a wide range of customers across multiple geographic locations, no significant portion of our revenue recognized can be attributed to a particular customer or group of customers.